Equity Method Investments (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			6 Months Ended
	Nov. 30, 2016	Jul. 31, 2016	May 31, 2006	Jun. 30, 2022	Jun. 30, 2021	Apr. 30, 2018
Equity Method Investments (Details) [Line Items]
Invested amount	¥ 10,000	¥ 9,000	¥ 250
Additional investment						¥ 3,750
Recognized (loss)/gain on equity method investments				¥ 2,984	¥ 1,449
Xiamen Han’en Education Consulting Co., Ltd. [Member]
Equity Method Investments (Details) [Line Items]
Equity interests percentage			30.00%
SKT Education Technology Co., Ltd. [Member]
Equity Method Investments (Details) [Line Items]
Equity interests percentage	20.00%	15.00%